DBX ETF Trust | 1
Schedule of Investments
Xtrackers California Municipal Bond ETF
February 28,2026 (Unaudited)
Principal
Amount $ Value $
MUNICIPAL BONDS — 98.6%
California — 98.6%
Allan Hancock Joint Community
College District
Series 2006-C, 0.00% -
5.60%, 8/1/47 (a)
160,000 125,776
Anaheim Public Financing
Authority
Series C, Zero Coupon, 9/1/30
50,000 44,962
Bay Area Toll Authority
5.00%, 4/1/28
40,000 42,693
Series F-2, 5.00%, 4/1/42
100,000 111,179
Series F-2, 5.00%, 4/1/43
100,000 110,187
Series F-2, 5.00%, 4/1/45
140,000 156,407
5.00%, 4/1/53
15,000 15,995
California Community Choice
Financing Authority
5.00%, 3/1/36
100,000 108,975
Series B-1, 4.00%, 2/1/52
250,000 259,716
Series A, 5.00%, 7/1/53
300,000 319,022
Series E-1, 5.00%, 2/1/54
100,000 108,150
Series D, 5.50%, 5/1/54
250,000 266,342
Series G-1, 5.25%, 11/1/54
100,000 107,843
Series E, 5.00%, 2/1/55
150,000 164,071
Series F, 5.00%, 2/1/55
300,000 329,320
Series C, 5.00%, 8/1/55
100,000 108,186
Series G, 5.00%, 11/1/55
100,000 105,400
Series A, 5.00%, 1/1/56
100,000 107,130
Series H, 5.00%, 1/1/56
200,000 223,109
California Educational Facilities
Authority
Series V-3, 5.00%, 6/1/33
25,000 30,322
Series U-1, 5.25%, 4/1/40
235,000 302,033
Series U-7, 5.00%, 6/1/46
120,000 141,561
California Enterprise
Development Authority
Series A, 5.50%, 11/1/59
50,000 54,466
California Health Facilities
Financing Authority
Series A, 5.00%, 11/15/30
50,000 50,273
Series A, 5.00%, 11/15/32
75,000 78,494
Series A, 5.00%, 11/15/33
55,000 57,657
Series A, 4.00%, 4/1/38
100,000 102,540
Series B, 3.25%, 8/15/39
145,000 139,836
Series B, 4.00%, 8/15/39
100,000 100,148
Series A, 5.00%, 10/1/39
25,000 25,856
Series C, 5.00%, 6/1/41
75,000 82,411
Series A-2, 4.00%, 11/1/44
25,000 24,547
Series A-2, 5.00%, 11/1/47
100,000 112,528
Series A, 4.00%, 8/15/48
100,000 97,381
Series A, 4.00%, 11/15/48
70,000 64,150
Series A, 5.00%, 11/15/48
60,000 60,678
Series A, 4.00%, 6/1/50
50,000 45,075
Principal
Amount $ Value $
Series A, 4.00%, 8/15/50
100,000 95,831
California Infrastructure &
Economic Development Bank
Series A, 5.00%, 7/1/29
80,000 84,435
Series A, 4.00%, 11/1/45
50,000 49,708
Series A, 4.00%, 7/1/50
180,000 171,929
5.25%, 5/15/59
50,000 53,923
California Municipal Finance
Authority
Series A, 5.00%, 9/1/49
35,000 36,795
California Public Finance
Authority
Series A, 4.00%, 8/1/47
50,000 48,078
California School Facilities
Financing Authority
Series A, Zero Coupon, 8/1/49
300,000 95,458
California State Public Works
Board
Series A, 5.00%, 8/1/34
30,000 34,256
Series B, 4.00%, 5/1/46
170,000 170,428
Series A, 4.00%, 11/1/46
225,000 225,616
California State University
Series A, 5.00%, 11/1/27
25,000 25,128
Series A, 5.00%, 11/1/29
40,000 41,440
Series A, 5.00%, 11/1/30
50,000 50,251
Series A, 5.00%, 11/1/32
105,000 105,497
Series A, 5.00%, 11/1/32
60,000 62,064
Series A, 5.00%, 11/1/34
30,000 31,005
Series A, 5.00%, 11/1/43
5,000 5,006
5.25%, 11/1/50
100,000 110,425
California Statewide
Communities Development
Authority
Series 2004-L, 5.00%, 4/1/38
155,000 170,604
Series A, 4.00%, 7/1/48
25,000 23,752
Series A, 3.00%, 4/1/50
50,000 36,353
Series A, 4.00%, 8/15/51
50,000 45,365
Centinela Valley Union High
School District
Series B, 4.00%, 8/1/50
30,000 28,608
Chino Valley Unified School
District
Series 2020-B, 5.00%, 8/1/55
100,000 103,664
City of Burbank CA Electric
Revenue
5.00%, 6/1/53
25,000 25,911
City of Glendale CA Electric
Revenue
5.00%, 2/1/55
100,000 104,348
City of Irvine CA
4.00%, 9/1/58
75,000 69,161
City of Los Angeles CA
Wastewater System Revenue
Series C, 5.00%, 6/1/28
100,000 107,238

2 | DBX ETF Trust
Schedule of Investments
Xtrackers California Municipal Bond ETF
(Continued)
February 28,2026 (Unaudited)
Principal
Amount $ Value $
City of Los Angeles Department
of Airports
Series D, 4.00%, 5/15/48
100,000 98,558
Series A, 5.00%, 5/15/49
300,000 308,589
City of Los Angeles Department
of Airports, Private Airport &
Marina Revenue,
Series A, 5.00%, 5/15/36
30,000 33,026
Series A, 5.00%, 5/15/37
30,000 32,889
City of San Francisco CA Public
Utilities Commission Water
Revenue
Series C, 5.00%, 11/1/31
20,000 23,511
Desert Community College
District
Series A-1, 4.00%, 8/1/51
100,000 96,949
East Bay Municipal Utility
District Water System
Revenue
Series B, 5.00%, 6/1/28
25,000 26,027
Series B, 5.00%, 6/1/30
50,000 51,997
Series B, 5.00%, 6/1/31
50,000 51,943
Folsom Cordova Unified School
District
Series D, 4.00%, 10/1/44
100,000 100,102
Hartnell Community College
District
Series 2002-D, 7.00%, 8/1/34
100,000 106,762
Hayward Area Recreation & Park
District
Series A, 4.00%, 8/1/46
30,000 30,039
Hayward Unified School District
4.00%, 8/1/42
50,000 50,021
4.00%, 8/1/43
300,000 299,004
Long Beach Bond Finance
Authority
Series A, 5.50%, 11/15/30
100,000 112,703
Los Angeles County Facilities,
Inc.
Series A, 4.00%, 12/1/48
130,000 125,796
Los Angeles County
Metropolitan Transportation
Authority Sales Tax Revenue
Series A, 5.00%, 6/1/31
50,000 58,216
Series A, 5.00%, 6/1/33
30,000 34,724
Series A, 5.00%, 6/1/34
30,000 33,655
Series B, 5.00%, 7/1/34
25,000 26,671
Series B, 5.00%, 7/1/35
50,000 53,233
Los Angeles County
Metropolitan Transportation
Authority, Sales Tax Revenue
Series A, 5.00%, 6/1/33
110,000 114,100
Los Angeles Department of
Water & Power
Series A, 5.00%, 7/1/29
45,000 48,919
Principal
Amount $ Value $
Series B, 5.00%, 7/1/33
150,000 160,141
Series A, 5.00%, 7/1/34
110,000 112,218
Series D, 5.00%, 7/1/44
20,000 20,799
Series B, 5.00%, 7/1/51
20,000 20,628
Series B, 5.25%, 7/1/53
25,000 26,311
Series E, 5.00%, 7/1/54
60,000 62,543
Series D, 5.25%, 7/1/54
25,000 26,528
Los Angeles Department of
Water & Power Water System
Revenue
Series B, 5.00%, 7/1/47
30,000 31,516
Series A, 5.00%, 7/1/49
200,000 209,597
Series D, 5.00%, 7/1/52
50,000 51,748
Los Angeles Department of
Water & Power Water System
Revenue, Water Revenue,
Series A, 5.25%, 7/1/53
175,000 184,751
Los Angeles Department of
Water & Power, Electric,
Power & Light Revenue,
Series B, 5.00%, 7/1/45
75,000 78,379
Series B, 5.00%, 7/1/51
115,000 118,308
Los Angeles Unified School
District
Series A, 5.00%, 7/1/27
60,000 62,633
Series B, 2.00%, 7/1/29
95,000 93,271
Series B-1, 5.00%, 7/1/29
25,000 26,452
Series A, 5.00%, 7/1/30
55,000 60,694
Series B, 5.00%, 7/1/30
100,000 100,993
Series C, 5.00%, 7/1/30
50,000 56,694
Series C, 3.00%, 7/1/35
20,000 20,100
Series B-1, 5.00%, 7/1/36
35,000 36,680
Series QRR, 5.00%, 7/1/37
50,000 59,325
Series B-1, 5.25%, 7/1/42
25,000 26,084
Series M-1, 5.25%, 7/1/42
15,000 15,650
Series RYQ, 4.00%, 7/1/44
75,000 75,706
Marin Healthcare District
Series 2021, 4.00%, 8/1/45
165,000 163,272
Metropolitan Water District of
Southern California
Series A, 5.00%, 7/1/27
40,000 41,766
Series A, 5.00%, 7/1/27
75,000 78,312
Series C, 5.00%, 10/1/27
40,000 42,114
Series A, 5.00%, 7/1/34
95,000 103,276
Series A, 5.00%, 10/1/49
30,000 31,079
Series A, 5.00%, 10/1/51
20,000 20,917
M-S-R Energy Authority
Series C, 6.50%, 11/1/39
60,000 75,083
Mt San Antonio Community
College District
Series A, 0.00% - 6.25%,
8/1/43 (a)
100,000 104,562

DBX ETF Trust | 3
Schedule of Investments
Xtrackers California Municipal Bond ETF
(Continued)
February 28,2026 (Unaudited)
Principal
Amount $ Value $
Municipal Improvement Corp. of
Los Angeles
Series B, 5.00%, 11/1/27
25,000 25,483
Series B, 5.00%, 11/1/29
30,000 30,538
Napa Valley Unified School
District
Series C, 4.00%, 8/1/44
70,000 70,037
Northern California Sanitation
Agencies Financing Authority
Series 2021, 3.00%, 12/1/34
25,000 25,519
Series A, 5.00%, 12/1/45
55,000 59,017
Ontario International Airport
Authority
Series A, 4.00%, 5/15/51
100,000 96,553
Palomar Community College
District
Series 2006-D, 4.00%, 8/1/46
15,000 14,880
Perris Union High School District
Series A, 4.00%, 9/1/48
50,000 49,037
Rancho Santiago Community
College District
Series 2002-C, Zero Coupon,
9/1/30
60,000 53,644
Regents of The University of
California Medical Center
Pooled Revenue
Series L, 5.00%, 5/15/35
25,000 25,135
Series L, 5.00%, 5/15/41
75,000 75,311
Series L, 3.00%, 5/15/42
255,000 223,616
Series P, 5.00%, 5/15/47
175,000 186,027
Series P, 4.00%, 5/15/53
25,000 23,543
Rio Hondo Community College
District
Series A, 5.25%, 8/1/55
245,000 264,757
River Islands Public Financing
Authority
Series A-1, 5.25%, 9/1/52
50,000 53,034
Riverside County Transportation
Commission Sales Tax
Revenue
Series B, 5.00%, 6/1/35
120,000 125,977
Sacramento City Financing
Authority
Series E, 5.25%, 12/1/30
100,000 110,995
Sacramento City Unified School
District
Series G, 4.00%, 8/1/49
30,000 28,905
Sacramento Municipal Utility
District
Series G, 5.00%, 8/15/39
50,000 54,010
Sacramento Municipal Utility
District, Electric, Power &
Light Revenue,
Series H, 5.00%, 8/15/50
50,000 52,016
Principal
Amount $ Value $
Sacramento Transportation
Authority Sales Tax Revenue
Series A, 5.00%, 10/1/33
60,000 73,115
San Diego Community College
District
5.00%, 8/1/31
100,000 101,296
San Diego County Regional
Airport Authority
Series A, 5.00%, 7/1/44
35,000 36,813
Series A, 5.00%, 7/1/46
75,000 79,918
San Diego County Regional
Transportation Commission
Series A, 5.00%, 4/1/35
15,000 17,932
San Diego County Water
Authority
Series S-1, 5.00%, 5/1/28
100,000 106,550
San Diego Public Facilities
Financing Authority
Series A, 5.00%, 5/15/27
50,000 50,305
Series A, 5.00%, 5/15/28
20,000 20,124
Series B, 5.00%, 8/1/28
35,000 35,440
San Diego Unified School
District
Series 2012-I, 4.00%, 7/1/47
100,000 99,119
Series C, 0.00% - 6.63%,
7/1/48 (a)
85,000 83,823
Series L, 4.00%, 7/1/49
30,000 29,529
Series 2018 G-3, 4.00%,
7/1/53
200,000 192,995
San Francisco Bay Area Rapid
Transit District
Series 2004 F-1, 3.00%,
8/1/38
75,000 73,867
Series C-1, 4.00%, 8/1/45
35,000 35,122
San Francisco City & County
Airport Commission-San
Francisco International
Airport, Private Airport &
Marina Revenue,
Series E, 5.00%, 5/1/48
25,000 25,617
San Francisco City & County
Airport Comm-San Francisco
International Airport
Series D, 5.00%, 5/1/36
40,000 43,422
San Francisco City & County
Public Utilities Commission
Wastewater Revenue
Series A, 5.00%, 10/1/27
50,000 52,571
Series A, 5.00%, 10/1/46
85,000 90,843
San Francisco City & County
Public Utilities Commission
Wastewater Revenue, Sewer
Revenue,
Series C, 5.00%, 10/1/54
100,000 106,377
San Francisco Community
College District
Series B, 5.25%, 6/15/49
100,000 108,004

4 | DBX ETF Trust
Schedule of Investments
Xtrackers California Municipal Bond ETF
(Continued)
February 28,2026 (Unaudited)
Principal
Amount $ Value $
San Francisco Municipal
Transportation Agency
Series 2017, 4.00%, 3/1/46
130,000 127,581
San Joaquin Hills Transportation
Corridor Agency
Zero Coupon, 1/1/28
55,000 53,044
Series A, 5.00%, 1/15/33
40,000 44,969
San Joaquin Valley Clean Energy
Authority
Series A, 5.50%, 1/1/56
100,000 113,897
San Jose Redevelopment
Agency Successor Agency
Series A, 5.00%, 8/1/35
45,000 46,586
San Marcos Unified School
District
Series B, Zero Coupon, 8/1/47
300,000 116,715
San Mateo Union High School
District
Series 2010, 0.00% - 6.70%,
9/1/41 (a)
130,000 145,633
Santa Clara Unified School
District
Series 2017, 3.50%, 7/1/42
130,000 128,018
Santa Clara Valley
Transportation Authority
Series A, 5.00%, 4/1/26
50,000 50,125
Southern California Public
Power Authority
5.00%, 7/1/36
95,000 108,723
Series 2023-A1, 5.00%, 7/1/48
20,000 21,079
State of California
5.00%, 8/1/26
110,000 111,360
Series B, 5.00%, 8/1/26
110,000 111,360
5.00%, 10/1/26
50,000 50,869
5.00%, 8/1/27
100,000 101,227
5.00%, 10/1/27
30,000 31,450
5.00%, 11/1/27
115,000 120,846
5.00%, 11/1/27
50,000 52,542
5.00%, 11/1/27
50,000 52,542
5.00%, 8/1/28
90,000 93,836
5.00%, 9/1/28
110,000 111,645
Series B, 5.00%, 10/1/28
100,000 107,704
5.00%, 12/1/28
45,000 48,685
Series C, 5.00%, 8/1/29
200,000 202,483
5.00%, 11/1/29
25,000 26,240
5.00%, 8/1/30
5,000 5,217
5.00%, 8/1/30
50,000 52,052
5.00%, 11/1/30
30,000 31,439
5.00%, 11/1/30
35,000 39,706
5.00%, 4/1/31
40,000 45,773
5.00%, 4/1/32
50,000 58,301
5.25%, 8/1/32
100,000 116,418
2.50%, 9/1/32
125,000 123,548
5.00%, 9/1/32
30,000 34,468
Principal
Amount $ Value $
5.00%, 11/1/32
30,000 33,803
Series B, 5.00%, 11/1/32
30,000 33,803
5.00%, 3/1/34
55,000 60,890
5.00%, 12/1/34
50,000 56,144
3.00%, 9/1/35
200,000 200,082
3.00%, 10/1/35
95,000 95,622
4.00%, 10/1/35
50,000 53,566
5.00%, 10/1/35
100,000 100,209
4.00%, 11/1/35
5,000 5,456
4.00%, 11/1/35
125,000 133,169
5.00%, 12/1/35
70,000 78,265
4.00%, 3/1/36
80,000 84,335
3.00%, 9/1/36
50,000 49,833
4.00%, 9/1/36
100,000 100,461
3.00%, 10/1/36
25,000 25,018
5.00%, 10/1/36
50,000 58,213
Series B, 5.00%, 11/1/36
30,000 33,326
4.00%, 3/1/37
50,000 52,467
5.00%, 4/1/37
40,000 42,985
5.00%, 9/1/37
150,000 176,259
5.00%, 9/1/41
100,000 110,404
4.00%, 4/1/42
200,000 206,392
Series C, 5.00%, 11/1/42
100,000 111,400
3.00%, 12/1/43
25,000 22,486
5.00%, 10/1/45
350,000 382,433
5.25%, 10/1/45
25,000 27,738
4.00%, 11/1/45
85,000 84,997
4.00%, 3/1/46
30,000 30,105
3.00%, 11/1/50
100,000 77,789
State of California Department
of Water Resources
Series BB, 5.00%, 12/1/26
130,000 133,154
Series AX, 5.00%, 12/1/27
45,000 47,544
Series BB, 5.00%, 12/1/33
25,000 28,522
Sweetwater Union High School
District
4.00%, 8/1/42
100,000 100,012
University of California
5.00%, 5/15/28
60,000 63,860
Series AY, 5.00%, 5/15/28
70,000 72,508
Series BQ, 5.00%, 5/15/29
25,000 27,316
Series AY, 5.00%, 5/15/30
25,000 25,890
Series BQ, 5.00%, 5/15/31
30,000 34,288
Series BQ, 5.00%, 5/15/33
25,000 29,692
Series BQ, 5.00%, 5/15/35
40,000 46,836
Series M, 5.00%, 5/15/35
75,000 77,403
Series AY, 5.00%, 5/15/36
50,000 51,531
Series BE, 5.00%, 5/15/36
170,000 186,851
Series BE, 5.00%, 5/15/42
25,000 26,743
Series BN, 5.00%, 5/15/42
30,000 33,423
Series BS, 5.00%, 5/15/43
25,000 27,933
Series K, 4.00%, 5/15/46
50,000 49,155

DBX ETF Trust | 5
Schedule of Investments
Xtrackers California Municipal Bond ETF
(Continued)
February 28,2026 (Unaudited)
Hidden Row
Principal
Amount $ Value $
Series Q, 5.00%, 5/15/46
15,000 15,839
Series M, 4.00%, 5/15/47
100,000 97,510
Series CC, 5.00%, 5/15/47
50,000 54,225
Series AZ, 5.00%, 5/15/48
100,000 102,852
Series Q, 3.00%, 5/15/51
50,000 38,062
5.00%, 5/15/52
100,000 104,763
5.00%, 5/15/53
100,000 106,575
Series O, 5.00%, 5/15/58
150,000 152,959
Ventura County Community
College District
3.125%, 8/1/31
100,000 100,030
Ventura Unified School District
Series A, 4.00%, 8/1/52
50,000 47,991
West Contra Costa Unified
School District
Series B, 5.00%, 8/1/49
100,000 106,230
Principal
Amount $ Value $
William S Hart Union High
School District
Series C, 3.50%, 8/1/38
75,000 75,011
(Cost $21,192,967)
21,301,515
TOTAL MUNICIPAL BONDS
(Cost $21,192,967 )
21,301,515
Number
of Shares
CASH EQUIVALENTS — 0.3%
DWS Government Money Market
Series "Institutional Shares",
3.62% (b)
(Cost $70,214)
70,214
70,214
TOTAL INVESTMENTS — 98.9%
(Cost $21,263,181)
21,371,729
Other assets and liabilities,
net — 1.1%
236,164
NET ASSETS — 100.0%
21,607,893
For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended February 28, 2026 is as follows:
Value ($) at
5/31/2025
Purchases Cost
($)
Sales Proceeds
($)
Net Realized
Gain/(Loss)
($)
Net Change
in Unrealized
Appreciation
(Depreciation)
($) Income ($)
Capital Gain
Distributions
($)
Number of
Shares at
2/28/2026
Value ($) at
2/28/2026
CASH EQUIVALENTS — 0.3%
DWS Government Money Market Series "Institutional Shares", 3.62% (b)
424,491 2,044,446 (2,398,723) — — 13,747 — 70,214 70,214
(a) Security is a “step-up” bond where the coupon increases or steps-up at a predetermined date. The range of rates shown is the current coupon rate through the final coupon rate, date shown is the final maturity date.
(b)
Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.

6 | DBX ETF Trust
Schedule of Investments
Xtrackers California Municipal Bond ETF
(Continued)
February 28,2026 (Unaudited)
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of February 28, 2026 in valuing the Fund’s investments.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or
DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
CA-PH3
Assets Level 1 Level 2 Level 3 Total
Municipal Bonds (a)
$ — $ 21,301,515 $ — $ 21,301,515
Short-Term Investments (a)
70,214 — — 70,214
TOTAL
$ 70,214 $ 21,301,515 $ — $ 21,371,729
(a)
See Schedule of Investments for additional detailed categorizations.